Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest	Transactions with Parties-in-Interest:
The applicable Fiduciaries are not aware of any transaction between the Plan and a party-in-interest (as defined by ERISA) or disqualified person (as defined in the Code) to the Plan (1) which is prohibited under the fiduciary responsibility provisions of ERISA or the prohibited transaction provisions of the Code, or (2) which has not been exempted from such prohibitions pursuant to a statutory or regulatory exemption or a class exemption issued by the Department of Labor. The Plan invests in PMI Stock. During the year ended December 31, 2025, there were $26.0 million of purchases and $24.3 million of sales of PMI Stock. For the year ended December 31, 2025, the Plan earned $22.9 million, primarily related to net realized gains and dividends, from the investment in PMI Stock. These transactions are exempt from the party-in-interest transaction prohibitions of ERISA. Certain Plan investments are shares of mutual funds managed by Fidelity Management & Research Company LLC, an affiliate of Fidelity Management Trust Company, the trustee as defined by the Plan. These transactions also qualify as exempt party-in-interest transactions under ERISA.